Subsequent Events (Details Narrative) - USD ($)	Nov. 05, 2018	Oct. 19, 2018	Dec. 01, 2018	Sep. 30, 2018	Sep. 07, 2017
Debt principal amount				$ 1,250,000
Debt instrument interest rate					5.00%
Subsequent Event [Member] | Master Services Agreement [Member] | BitRail, LLC [Member]
Acquisition percentage		20.00%
Subsequent Event [Member] | Master Services Agreement [Member] | BitRail, LLC [Member] | Maximum [Member]
Service fees		$ 2,000,000
Consideration amount		$ 1
Subsequent Event [Member] | Amendment Agreement [Member] | Oceanside Strategies Inc. [Member]
Debt principal amount	$ 175,325
Debt instrument interest rate	18.00%		8.00%
Subsequent Event [Member] | Amendment Agreement [Member] | Oceanside Strategies Inc. [Member] | Convertible Note One [Member]
Debt principal amount	$ 73,825
Debt issuance date	Sep. 14, 2015
Subsequent Event [Member] | Amendment Agreement [Member] | Oceanside Strategies Inc. [Member] | Convertible Note Two [Member]
Debt principal amount	$ 50,000
Debt issuance date	Dec. 30, 2016
Subsequent Event [Member] | Amendment Agreement [Member] | Oceanside Strategies Inc. [Member] | Convertible Note Three [Member]
Debt principal amount	$ 21,500
Debt issuance date	Dec. 30, 2016
Subsequent Event [Member] | Amendment Agreement [Member] | Oceanside Strategies Inc. [Member] | Convertible Note Four [Member]
Debt principal amount	$ 20,000
Debt issuance date	Mar. 02, 2017
Subsequent Event [Member] | Amendment Agreement [Member] | Oceanside Strategies Inc. [Member] | Convertible Note Five [Member]
Debt principal amount	$ 10,000
Debt issuance date	Jun. 08, 2017